SEMI-ANNUAL REPORT

SMITH BARNEY
NEW JERSEY
MUNICIPALS
FUND INC.
------------------
September 30, 1996

[LOGO] SMITH BARNEY MUTUAL FUNDS

       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
SMITH BARNEY NEW JERSEY MUNICIPALS FUND INC.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith
Barney New Jersey Municipals Fund Inc. for the period ended September 30, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow in the semi-annual report.

Fund Performance Update

For the six months ended September 30, 1996, the Class A shares of the New Jersey Municipals Fund had a total return of 3.17%, consistent with the Fund's Lipper Analytical Services, Inc. peer group average total return of 3.18% for the same time period. (Lipper is an independent fund tracking organization.) Over the six-month period covered by this report, the Fund distributed dividends totaling $0.342 per share for Class A shares; based on its net asset value (NAV) of $12.94 as of September 30, 1996, this equates to an annualized distribution rate of 5.29%. For a New Jersey state resident in the combined federal and state income tax bracket of 42.37%, the Fund's tax free yield of 5.29% is equivalent to a taxable yield of 9.18%.

Market and Economic Overview

Because of the uncertainty surrounding the future direction of the U.S. economy, the bond markets have continued to experience significant volatility. However, this heightened volatility has been confined to a narrow trading range of 6.75% to 7.20% on 30-year U.S. Treasury yields over the past six months.

In our view, this increased bond market volatility stems from several conditions, with the most important being the underlying strength of the U.S. economy. For example, gross domestic product (GDP) in the U.S. for the second quarter of 1996 grew at an annualized rate of 4.7%, up from 2.0% in the first quarter. This pace of economic growth has caused increased pressures on both labor and capital, yet there have been no signs of a pick-up in inflation. Bond market investors have closely monitored recent U.S. economic data for signs of whether the rate of economic growth will moderate, or whether the economy will continue to grow at its current pace. The latter scenario would most likely cause the Federal Reserve Board to tighten monetary policy by raising short-term interest rates. While the majority of key U.S. economic announcements over the past six months points toward a strengthening rather than a weakening economy, government reports released during the month of

September suggest that the U.S. economy may be headed for a slowdown, and rates have since declined from their higher levels seen in June and July.

Municipal Bond Market Update

Although this has been a challenging period for the fixed income markets, the municipal bond market has outperformed the U.S. government bond market. In our view, this can be attributed to the modest supply of municipal bonds that have been issued. In recent months, investors have been seeking to reinvest proceeds of municipal bonds that have either matured or been called, back into the municipal bond market. However, at the same time, the supply of new issues has been far below recent averages, and is very close to the low for the year. This increased demand combined with light supply has caused municipal bond prices to stay higher, and yields to conversely remain lower, relative to those of U.S. Treasury securities.

New Jersey Economic Highlights

Despite a 30% income tax reduction implemented by Governor Whitman beginning in 1994, economic growth in New Jersey continues to remain sluggish, although better than the other Northeastern states. With plant closings and corporate restructurings producing massive layoffs throughout the State, New Jersey's unemployment rate is almost 1% above the national rate, and its consumer confidence level is below the rest of the nation. On a more positive note, however, existing home sales in New Jersey increased 12.6% during the second quarter of 1996, the third straight quarter that existing home sales have increased in the State. Mortgage rates have come down in recent months, as many investors' fears of inflation have subsided due to the latest U.S. economic statistics.

Fund's Investment Strategy

The Smith Barney New Jersey Municipals Fund seeks to provide New Jersey investors with as high a level of current income exempt from Federal and New Jersey personal income taxes as is consistent with prudent investment management and the preservation of capital. The Fund invests primarily in investment-grade municipal securities.

Over the period covered by this report, the Fund continued to focus on high quality issues and remained broadly diversified across various sectors. As of September 30, 1996, approximately 85% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard and Poor's Ratings Services or Moody's Investors Service Inc., and about 55% of the Fund's portfolio was invested in AAA-rated bonds, the highest rating. (Standard and Poor's and Moody's are two major credit reporting and bond rating agencies.) The Fund's largest holdings are concentrated in hospital bonds (17.6%), utility bonds (14.4%), general obligation bonds (13.6%), and education bonds (9.6%). The Fund's average weighted maturity was just over 20 years as of September 30, 1996.

Municipal Bond Market Outlook

Going forward, we believe that the municipal bond market should benefit from a comfortably low annual inflation rate and municipalities that will continue to issue new debt sparingly. In addition, the Federal Reserve seems content with the current level of interest rates because economic growth is not overly robust. Although it has been widely anticipated by many analysts and investors that the Federal Reserve will increase short-term interest rates, it is our opinion that monetary policy is on hold for now. For these reasons, we maintain a positive outlook on the market for the balance of 1996. In addition, we believe the municipal bond market at today's levels is attractively priced and, with limited supply, should provide investors with attractive after-tax yields.

In closing, thank you for investing in the Smith Barney New Jersey Municipals Fund. We look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/  Heath B. McLendon                               /s/  Lawrence T. McDermott

Heath B. McLendon                                    Lawrence T. McDermott
Chairman and                                         Vice President and
Chief Executive Officer                              Investment Officer

October 14, 1996


Announcing a New Systematic Investment Program
Monthly Minimum

If you are a shareholder purchasing shares of the New Jersey Municipals
Fund Inc. through Smith Barney's Systematic Investment Program on a monthly basis or if you plan to do so in the future, the minimum investment for Class A, Class B and Class C shares is now $25. If you are purchasing shares on a quarterly basis, the minimum investment for Class A, Class B and Class C shares is $50. Please contact your Smith Barney Financial Consultant for more information about the Systematic Investment Program. However, please note that participating in Smith Barney's Systematic Investment Program does not ensure a profit or protect you against a loss in declining markets.

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                       ---------------------
                       Beginning      End        Income   Capital Gain      Return       Total
Period Ended           of Period   of Period   Dividends  Distributions   of Capital   Returns(1)
=================================================================================================
9/30/96                 $12.88      $12.94      $0.34        $0.00          $0.00        3.17%+
-------------------------------------------------------------------------------------------------
3/31/96                  12.62       12.88       0.70         0.00           0.00        7.77
-------------------------------------------------------------------------------------------------
3/31/95                  12.55       12.62       0.70         0.00           0.00        6.37
-------------------------------------------------------------------------------------------------
3/31/94                  13.16       12.55       0.70         0.15           0.00        1.66
-------------------------------------------------------------------------------------------------
3/31/93                  12.44       13.16       0.75         0.14           0.01       13.49
-------------------------------------------------------------------------------------------------
3/31/92                  12.17       12.44       0.77         0.13           0.04       10.22
-------------------------------------------------------------------------------------------------
3/31/91                  11.92       12.17       0.83         0.05           0.01        9.89
-------------------------------------------------------------------------------------------------
3/31/90                  11.67       11.92       0.82         0.03           0.00        9.62
-------------------------------------------------------------------------------------------------
Inception* - 3/31/89     11.40       11.67       0.82         0.01           0.00        9.84+
=================================================================================================
Total                                           $6.43        $0.51          $0.06
=================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                       ---------------------
                       Beginning      End        Income   Capital Gain      Return       Total
Period Ended           of Period   of Period   Dividends  Distributions   of Capital   Returns(1)
=================================================================================================
9/30/96                $12.88        $12.94      $0.31         $0.00           $0.00       2.92%+
-------------------------------------------------------------------------------------------------
3/31/96                 12.62         12.88       0.63          0.00            0.00       7.20
-------------------------------------------------------------------------------------------------
3/31/95                 12.55         12.62       0.62          0.00            0.00       5.76
-------------------------------------------------------------------------------------------------
3/31/94                 13.16         12.55       0.63          0.15            0.00       1.15
-------------------------------------------------------------------------------------------------
Inception* - 3/31/93    12.75         13.16       0.27          0.14            0.01       6.60+
=================================================================================================
Total                                            $2.46         $0.29           $0.01
=================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                          Net Asset Value
                       ---------------------
                       Beginning      End        Income   Capital Gain      Return       Total
Period Ended           of Period   of Period   Dividends  Distributions   of Capital   Returns(1)
=================================================================================================
9/30/96                  $12.88     $12.93        $0.31        $0.00         $0.00       2.81%+
-------------------------------------------------------------------------------------------------
3/31/96                   12.62      12.88         0.63         0.00          0.00       7.17
-------------------------------------------------------------------------------------------------
Inception* - 3/31/95      11.86      12.62         0.18         0.00          0.00       8.01+
=================================================================================================
Total                                             $1.12        $0.00         $0.00
=================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------


                                                          Without Sales Charge(1)
                                                   -------------------------------------
                                                   Class A          Class B      Class C
========================================================================================
Six Months Ended 9/30/96+                            3.17%            2.92%        2.81%
----------------------------------------------------------------------------------------
Year Ended 9/30/96                                   5.82             5.30         5.17
----------------------------------------------------------------------------------------
Five Years Ended 9/30/96                             7.15              N/A          N/A
----------------------------------------------------------------------------------------
Inception* through 9/30/96                           8.49             6.06        10.15
========================================================================================

                                                           With Sales Charge(2)
                                                   -------------------------------------
                                                   Class A          Class B      Class C
----------------------------------------------------------------------------------------
Six Months Ended 9/30/96+                          (0.98)%          (1.58)%        1.81%
----------------------------------------------------------------------------------------
Year Ended 9/30/96                                  1.57             0.80          4.17
----------------------------------------------------------------------------------------
Five Years Ended 9/30/96                            6.28              N/A           N/A
----------------------------------------------------------------------------------------
Inception* through 9/30/96                          7.97             5.63         10.15
========================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                   Without Sales Charge(1)
================================================================================
Class A (Inception* through 9/30/96)                          98.96%
--------------------------------------------------------------------------------
Class B (Inception* through 9/30/96)                          25.81
--------------------------------------------------------------------------------
Class C (Inception* through 9/30/96)                          19.02
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

* Inception dates for Class A, B and C shares are April 22, 1988, November 6, 1992 and December 13, 1994, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

              Growth of $10,000 Invested in Class A Shares of the
                 Smith Barney New Jersey Municipals Fund Inc.
                     vs. Lehman Municipal Bond Fund Index+
--------------------------------------------------------------------------------
                         April 1988 -- September 1996

                                   [GRAPHIC]

                     Smith Barney
                      New Jersey             Lehman Municipal
                  Municipals Fund Inc.       Bond Fund Index
----------------------------------------------------------------------
4/22/88                $ 9,596                  $10,000
3/89                    10,540                   10,641
3/90                    11,554                   11,763
3/91                    12,696                   12,847
3/92                    13,992                   14,131
3/93                    15,879                   15,900
3/94                    16,143                   16,269
3/95                    17,171                   17,479
3/96                    18,505                   18,945
9/96                    19,092                   19,526

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on April 22, 1988, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through September 30, 1996. The Lehman Municipal Bond Fund Index is a broad based, total return index comprised of 8,000 bonds which are all investment grade, fixed rate, longer term maturities (greater than two years) and are selected from issues larger than $50 million dated since January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                              September 30, 1996
--------------------------------------------------------------------------------

Portfolio Breakdown

[GRAPHIC]

General Obligation                    13.6%
Hospital                              17.6%
Utilities                             14.4%
Other                                 10.6%
Education                              9.6%
Industrial Development                 8.3%
Pollution Control                     10.6%
Housing                                6.0%
Transportation                         9.3%


Summary of Investments by Combined Ratings

                                   Standard &          Percentage of
     Moody's        and/or           Poor's          Total Investments
======================================================================
     Aaa                              AAA                 54.9%
     Aa                               AA                  10.6
     A                                 A                   8.9
     Baa                              BBB                 10.8
     Ba                               BB                   2.2
     NR                               NR                  12.4
     VMIG 1                           A-1                  0.2
                                                         -----
                                                         100.0%
                                                         =====

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 1996
--------------------------------------------------------------------------------

     FACE
    AMOUNT  RATING                      SECURITY                                            VALUE
====================================================================================================
Education -- 9.6%
$    750,000  AAA        Hamilton Township Board of Education, FSA-Insured,
                           7.000% due 12/15/15                                           $   812,812
     500,000  AAA        Jersey City (Hudson County) Fiscal Year
                           Adjustment Bonds, Series 1991 B, FSA-Insured,
                           8.400% due 5/15/06                                                617,500
     650,000  AAA        Lakewood Township School District, AMBAC-Insured,
                           Bank Qualified, Series 92, 6.250% due 2/15/11                     694,688
     880,000  AAA        Lumberton Township, Board of Education,
                           5.625% due 2/15/19                                                863,500
                         New Jersey EDR:
   1,000,000  AAA          Educational Testing Service, MBIA-Insured,
                             Series E, 6.000% due 5/15/25                                  1,020,000
     620,000  Aa3*         Princeton Montessori Society, LOC Banque National De Paris,
                             Series S, 6.500% due 6/1/12                                     640,150
                         New Jersey State Educational Facilities,
                           Financing Authority Revenue:
   1,000,000  NR             Caldwell College, Series A, 7.25% due 7/1/25                  1,000,000
   1,195,000  A-             Drew University, Series B, 7.450                              1,254,750
                             Fairleigh Dickinson University, Series C:
   2,700,000  NR               6.625% due 7/1/23                                           2,612,250
   1,060,000  NR               Escrowed to Maturity with U.S. Government Securities,
                                 7.750% due 7/1/01(a)                                      1,128,900
   2,000,000  AAA            University Medicine and Dentistry, AMBAC-Insured,
                               Series B, 5.250% due 12/1/16                                1,925,000
   1,315,000  A+         New Jersey State Higher Education Assistance,
                           5.300% due 7/1/10(b)                                            1,236,100
                         Rutgers State University Refunding, State University of
                           New Jersey:
     600,000  AA             Series 92A, 6.400% due 5/1/13                                   649,500
     750,000  AA             Series P, 6.850% due 5/1/21                                     812,813
   1,000,000  Baa1*      Shrewsbury Board of Education, COP, due 8/15/15                   1,040,000
                         South Brunswick Township, New Jersey Board of
                           Education, FGIC-Insured:
   1,500,000  AAA            6.400% due 8/1/18                                             1,601,250
   1,500,000  AAA            6.400% due 8/1/19                                             1,595,625
   1,000,000  AAA            6.400% due 8/1/21                                             1,063,750
----------------------------------------------------------------------------------------------------
                                                                                          20,568,588
----------------------------------------------------------------------------------------------------
General Obligation -- 13.6%
   2,500,000  AAA        Atlantic County COP, Lease Agreement, FGIC-Insured,
                           7.400% due 3/1/09                                               2,950,000
   1,340,000  AAA        Bayonne GO, FGIC-Insured, 6.125% due 5/1/14                       1,390,250
     665,000  AAA        Belvedere GO, AMBAC-Insured, 7.300% due 12/1/14                     721,525
     550,000  AAA        Dover Board of Education, COP, FGIC-Insured,
                           6.600% due 6/1/11                                                 578,186
                         Essex County GO:
     175,000  AAA          FSA-Insured, 6.500% due 12/1/11                                   183,312


                          See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)              September 30, 1996
--------------------------------------------------------------------------------

     FACE
    AMOUNT   RATING                              SECURITY                                    VALUE
====================================================================================================
General Obligation -- 13.6% (continued)
$  2,000,000  AAA          Improvement Authority, FGIC-Insured, 5.200% due 12/1/24       $ 1,872,500
   1,045,000  AAA          Improvement Authority, MBIA-Insured, 5.500% due 12/1/26         1,014,956
     750,000  AAA        Evesham Township Board of Education, COP, FGIC-Insured,
                           6.875% due 9/1/11                                                 818,437
                         Hudson County:
     200,000  AAA          GO, FGIC-Insured, 6.550% due 7/1/10                               220,500
     425,000  AAA          Correctional Facilities, MBIA-Insured, 6.600% due 12/1/21         449,969
   1,000,000  AAA        Lumberton Township School District, COP, MBIA-Insured,
                           6.100% due 10/1/13                                              1,028,750
                         Morris Township GO:
     550,000  AA           6.550% due 7/1/09                                                 611,187
     550,000  AA           6.550% due 7/1/10                                                 611,187
     500,000  AA           6.550% due 7/1/11                                                 555,625
   1,200,000  A          Morristown GO, Revenue Refunding, 6.500% due 2/1/06               1,230,072
   2,500,000  A+         New Jersey State COP, Equipment Leasing Revenue, Series A,
                           6.400% due 4/1/05                                               2,675,000
   2,500,000  AA+        New Jersey State GO, Series D, 8.000% due 2/15/07                 3,090,625
   1,500,000  AAA        North Bergen Township Capital Appreciation, FSA-Insured,
                           8.000% due 8/15/07                                              1,833,750
   1,500,000  Aaa*       Passaic County GO, FGIC-Insured, 5.550% due 4/1/16                1,471,875
     500,000  AAA        Perth Amboy Board of Education, COP, FSA-Insured,
                           6.125% due 12/15/17                                               515,000
     495,000  A          Puerto Rico Commonwealth GO Unlimited, 8.000% due 7/1/08            530,887
     500,000  AAA        South Amboy GO Unlimited, MBIA-Insured, 6.375% due 12/1/10          530,625
     750,000  AAA        Trenton GO, MBIA-Insured, 6.550% due 8/15/09                        798,750
     900,000  AAA        Union City GO, MBIA-Insured, 6.700% due 9/1/12                      977,625
     125,000  AAA        Virgin Islands Public Financing Authority Revenue,
                           Series A, (Escrowed to Maturity with U.S. Government
                           Securities), 7.300% due 10/1/18                                   151,719
     854,000  AAA        Weehawken Township GO, FSA-Insured, 6.350% due 7/1/07               907,375
                         West Windsor/Plainsboro GO, Regional School District:
     180,000  AA           6.750% due 4/1/06                                                 200,925
     490,000  AA           6.750% due 4/1/07                                                 550,638
     435,000  AA           6.800% due 4/1/08                                                 492,638
     170,000  AA           6.800% due 4/1/09                                                 192,525
----------------------------------------------------------------------------------------------------
                                                                                          29,156,413
----------------------------------------------------------------------------------------------------
Hospital -- 17.6%
   1,000,000  AAA        Camden County Improvement Authority, Health Services
                           Project B, AMBAC-Insured, 5.250% due 12/1/18                      962,500
   2,500,000  AAA        New Jersey EDA, Nursing Home Revenue, RWJ Health
                           Care Corp., FSA-Insured, 6.500% due 7/1/24                      2,662,500
                         New Jersey Health Care Facilities Financing Authority Revenue:
                           Burdett Tomlin Memorial Hospital, Series D, FGIC-Insured:
   1,400,000  AAA            6.500% due 7/1/12                                             1,484,000
     850,000  AAA            6.500% due 7/1/21                                               906,312

                         See Notes to Financial Statements.

-------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)              September 30, 1996
-------------------------------------------------------------------------------

   FACE
  AMOUNT    RATING                      SECURITY                                            VALUE
====================================================================================================
Hospital -- 17.6% (continued)
                         Columbus Hospital, Series A:
$    900,000  Baa1*        7.200% due 7/1/01                                             $   928,125
   1,000,000  Baa1*        7.500% due 7/1/21                                               1,037,500
   1,985,000  Aa*        Cathedral Health Services Inc., FHA-Insured,
                           7.250% due 2/15/21                                              2,133,875
     250,000  A          Community Memorial Hospital Association, Series C,
                           8.000% due 7/1/14                                                 267,188
   2,300,000  Baa1*      Deborah Heart & Lung Center, 6.300% due 7/1/23                    2,311,500
     750,000  A+         East Orange General Hospital, Series B, 7.750% due 7/1/20           796,875
   1,500,000  A          Helene Fuld Medical Center, Series C, 8.125% due 7/1/13           1,590,000
   4,500,000  AAA        Irvington General Hospital, FHA-Insured, 6.375% due 8/1/15        4,730,625
   1,125,000  AAA        J.F.K. Health System, Obligated Group, FGIC-Insured,
                           6.700% due 7/1/21                                               1,205,156
     260,000  A1*        Kennedy Memorial University Medical Center, Series D,
                           7.875% due 7/1/09                                                 277,550
     235,000  BBB+       Kimball Medical Center, Series C, 8.000% due 7/1/98                 242,344
     825,000  AAA        Medical Center of Ocean County, Series C, FSA-Insured,
                           6.750% due 7/1/20                                                 884,813
   2,750,000  AAA        Newark Beth Israel Medical Center, FSA-Insured,
                           6.000% due 7/1/24                                               2,787,812
     525,000  BBB+       Newcomb Medical Center, Series A, 7.875% due 7/1/03                 565,031
   2,000,000  Baa*       Ocean County Hospital, 6.250% due 7/1/23                          1,957,500
     585,000  AAA        Overlook Hospital Association, Series E, FGIC-Insured,
                           6.700% due 7/1/17                                                 607,078
   1,000,000  A-         Pascack Valley Hospital, Series 91, 6.700% due 7/1/11             1,017,500
   1,000,000  NR         Raritan Bay Medical Center, 7.250% due 7/1/27                     1,026,250
     825,000  AAA        Riverview Medical Center, Series A, AMBAC-Insured,
                           8.000% due 7/1/18                                                 892,031
   1,150,000  AAA        Somerset Medical Center, Series A, FGIC-Insured,
                           5.200% due 7/1/24                                               1,059,438
   1,250,000  Baa*       St. Elizabeth's Hospital Project, Series B,
                           8.250% due 7/1/20                                               1,353,125
     750,000  AAA        St. Joseph's Hospital & Medical Center,
                           6.000% due 7/1/26                                                 754,688
   2,750,000  Baa1*      St. Mary Hospital, 5.875% due 7/1/12                              2,646,875
     695,000  AAA        Wayne General Hospital, Series B, FHA-Insured,
                           5.750% due 8/1/11                                                 699,344
----------------------------------------------------------------------------------------------------
                                                                                          37,787,535
----------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 4.8%
     650,000  BBB+       Essex County Improvement Authority, Lease Revenue Bonds,
                           6.600% due 4/1/14                                                 666,250
   1,500,000  AAA        Newark Housing Financing Corp., Mortgage Revenue
                           Refunding, Manor Apartments, Series A, FHA-Insured,
                           7.500% due 2/15/24                                              1,621,875

                         See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)              September 30, 1996
--------------------------------------------------------------------------------

     FACE
    AMOUNT   RATING                     SECURITY                                            VALUE
====================================================================================================
Housing: Multi-Family -- 4.8% (continued)
                         New Jersey State Housing & Mortgage Finance Agency,
                           Multi-Family Housing Revenue:
$  2,550,000  AAA            Presidential Plaza, Series 1, FHA-Insured,
                               7.000% due 5/1/30(c)                                      $ 2,667,938
   1,000,000  AAA            Refunding, Series A, AMBAC-Insured,
                               6.000% due 11/1/14                                          1,012,500
   1,000,000  AA             Regency Park Project, Series H, 7.700% due 11/1/30            1,036,250
   2,500,000  AAA            Series Q, MBIA-Insured, 5.875% due 4/1/17(b)                  2,481,250
     730,000  AAA        Sayreville Housing Development Corporation, Mortgage
                           Revenue Refunding, Lakeview Apartments, FHA-Insured,
                           7.750% due 8/1/24                                                 745,513
----------------------------------------------------------------------------------------------------
                                                                                          10,231,576
----------------------------------------------------------------------------------------------------
Housing: Single-Family -- 1.2%
                         New Jersey State Housing & Mortgage Finance Agency
                           Revenue, MBIA-Insured:
     100,000  AAA            Home Mortgage, Series A, 7.875% due 10/1/17                     104,177
     370,000  AAA            Home Mortgage, Series C, 8.000% due 4/1/12                      388,500
     740,000  AAA            Series B, 8.100% due 10/1/17                                    776,075
      30,000  AAA            Series C, 8.375% due 4/1/17                                      31,575
     250,000  AAA            Series D, 7.700% due 4/1/29(b)                                  261,250
      45,000  AAA        Puerto Rico Housing Finance Corp., Single-Family
                           Housing Mortgage, Series A, GNMA-Collateralized,
                           7.800% due 10/15/21                                                46,856
   1,000,000  AAA        Virgin Islands HFA, Single-Family Housing Mortgage,
                           GNMA-Collateralized, 6.500% due 3/1/25(b)                       1,017,500
----------------------------------------------------------------------------------------------------
                                                                                           2,625,933
----------------------------------------------------------------------------------------------------
Industrial Development -- 8.3%
                         Camden County Improvement Authority,
                           Lease Revenue, AMBAC-Insured:
   1,040,000  AAA            5.625% due 4/1/11                                             1,034,800
   1,105,000  AAA            5.700% due 4/1/12                                             1,102,237
   1,000,000  AAA        New Jersey EDA, Natural Gas Facilities Revenue, NUI Corp.,
                           Series A, AMBAC-Insured, 6.350% due 10/1/22                     1,048,750
                         New Jersey EDA, EDR:
   1,000,000  Aa3*         Economic Growth Bonds, LOC Banque Nationale De Paris,
                             6.550% due 12/1/07(b)                                         1,040,000
   1,305,000  AA-          Economic Growth Bonds, Series E, LOC National
                             Westminster USA, 5.400% due 10/1/13(b)                        1,247,906
   1,500,000  BB+          Electric Revenue, Vineland Cogeneration LP,
                             7.875% due 6/1/19(b)                                          1,620,000
   1,000,000  AAA          Miscellaneous Revenue, State Contract, FSA-Insured,
                             6.000% due 3/15/21                                            1,018,750
                           Nursing Home Revenue:
   1,500,000  NR             Franciscan Oaks, Series A, 8.500% due 10/1/23                 1,605,000
   1,000,000  A+             Morris Hall-St. Lawrence, 6.250% due 4/1/25                   1,020,000

                         See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

     FACE
    AMOUNT  RATING                      SECURITY                                            VALUE
====================================================================================================
Industrial Development -- 8.3% (continued)
 $ 1,495,000  BBB+       Preston Trucking Co., 6.500% due 9/1/14                         $ 1,528,638
   1,120,000  Aaa*       Series L, 7.100% due 12/01/11(b)                                  1,197,000
   1,500,000  Aaa1*      Terminal Revenue, GATX Terminal Corp., Series 1994,
                           7.300% due 9/1/19                                               1,670,625
   1,000,000  NR         Trane Division 1990 Project, 9.500% due 9/1/00                    1,101,250
   1,500,000  NR         Zirser-Greenbriar, 7.375% due 7/15/03                             1,515,000
----------------------------------------------------------------------------------------------------
                                                                                          17,749,956
----------------------------------------------------------------------------------------------------
Life Care -- 2.0%
   1,000,000  Aaa*       New Jersey EDA, EDR, Eagle Rock Convalescent, Inc.,
                           GNMA-Collateralized, 7.375% due 12/20/06                        1,098,750
                         New Jersey Health Care Facilities, Financing Authority Revenue:
   2,500,000  AAA          Berkeley Heights Convalescent, 5.000% due 7/1/15                2,312,500
     800,000  AAA          Spectrum for the Living, FHA-Insured, 6.500% due 2/1/22           835,000
----------------------------------------------------------------------------------------------------
                                                                                           4,246,250
----------------------------------------------------------------------------------------------------
Miscellaneous -- 6.6%
     615,000  A-         Atlantic City COP, Series 1991 (Public Facilities Lease
                           Agreements Atlantic City Project), 8.875% due 1/15/13             800,269
     200,000  AAA        Delaware River Junction, Toll Bridge Commission, Refunding
                           Bonds, FGIC-Insured, 6.250% due 7/1/12                            208,500
   1,000,000  AAA        New Brunswick Parking Authority Revenue, City Guaranteed
                           Parking, Series A, FGIC-Insured, 6.500% due 9/1/19              1,063,750
                         New Jersey EDA:
     480,000  NR           EDR, National Association of Accountants,
                             7.650% due 7/1/09                                               509,400
   1,925,000  NR           EDR, Station Plaza Park and Ride LP,
                             6.625% due 7/1/03                                             1,970,719
   1,750,000  AAA          Market Transition Revenue, 5.800% due 7/1/09                    1,785,000
   1,000,000  NR           Waste Paper Recycling Revenue, (Marcal Paper Project),
                             8.500% due 2/1/10(b)                                          1,130,000
                         New Jersey Sports and Expo Authority:
   1,250,000  AAA          Convention Center, Luxury Tax Revenue, MBIA-Insured,
                             6.250% due 7/1/20                                             1,293,750
   3,000,000  NR           Monmouth Park, Refunding, Series A, 8.000% due 1/1/25           3,258,750
   1,400,000  Aa*          State Contract, Series A, 6.000% due 3/1/21                     1,410,500
     650,000  AAA        Old Bridge Township, FGIC-Insured, 5.000% due 7/15/11               612,625
     240,000  A+         The Hudson County Improvement Authority, (Essential
                           Purpose Pooled Governmental Loan Project), Series 1986,
                           7.600% due 8/1/25                                                 265,200
----------------------------------------------------------------------------------------------------
                                                                                          14,308,463
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

     FACE
    AMOUNT  RATING                      SECURITY                                            VALUE
====================================================================================================
Pollution Control -- 10.6%
 $ 1,950,000  Ba*        Atlantic County Utilities Authority, Solid Waste Revenue,
                           7.125% due 3/1/16                                             $ 1,935,375
   2,750,000  BBB-       Hudson County Improvement Authority, Solid Waste
                           System Revenue, 7.100% due 1/1/20                               2,684,688
   1,200,000  AAA        Mercer County Improvement Revenue, FGIC-Insured, Series A,
                           6.700% due 4/1/13(b)                                            1,257,000
                         Middlesex County Pollution Control Authority Financing
                           Revenue, Amerada Hess Corp.:
   1,000,000  NR             7.875% due 6/1/22                                             1,108,750
   2,000,000  NR             6.875% due 12/1/22                                            2,075,000
                         New Jersey EDA:
   5,500,000  AAA          PSE&G Corp., MBIA-Insured, 6.400% due 5/1/32(b)                 5,713,125
   2,420,000  A            Sewer Facility, Atlantic City Sewer Co., 7.25% due 12/1/11(b)   2,643,850
   1,250,000  Aa1*         Solid Waste Revenue, Garden State Paper Co.,
                             7.125% due 4/1/22(b)                                          1,275,000
   1,000,000  AAA        Salem County Industrial Pollution Control Finance Authority,
                           (PSE&G Project C), MBIA-Insured, 6.200% due 8/1/30              1,025,000
   1,000,000  AA         Salem County Pollution Control Financing Authority,
                           Waste Disposal Revenue, E.I. Dupont De Nemours & Co.,
                           6.125% due 7/15/22(b)                                           1,016,250
   2,000,000  BB         Union County Utility Authority, Solid Waste Revenue, Series A,
                           7.150% due 6/15/09(b)                                           2,040,000
----------------------------------------------------------------------------------------------------
                                                                                          22,774,038
----------------------------------------------------------------------------------------------------
Short-Term (d) -- 0.2%
     300,000  VMIG 1*    Port Authority of NY & NJ, 3.400% due 5/1/19                        300,000
     100,000  VMIG 1*    Puerto Rico Government Development Bank,
                           3.150% due 12/1/15                                                100,000
----------------------------------------------------------------------------------------------------
                                                                                             400,000
----------------------------------------------------------------------------------------------------
Transportation -- 9.3%
     385,000  A1*        Cape May Bridge Commission, Guaranteed Revenue Bonds,
                           6.700% due 6/1/02                                                 397,031
     500,000  AAA        Delaware River Port Authority, PA & NJ Delaware River Bridges,
                           Revenue Refunding, AMBAC-Insured, 7.375% due 1/1/07               536,875
   2,215,000  AAA        Delaware River & Bay Authority Revenue, FGIC-Insured,
                           5.400% due 1/1/15                                               2,162,394
     800,000  A1*        Essex County Improvement Authority Airport Project Revenue,
                           Series 92, 6.800% due 11/1/21(b)                                  842,000
     500,000  AAA        Hoboken Parking Authority Revenue, FGIC-Insured,
                           6.000% due 6/1/24                                                 513,750
   1,000,000  Baa2*      New Jersey EDA Revenue, (American Airlines Inc. Project),
                           7.100% due 11/1/31(b)                                           1,045,000
   2,255,000  AAA        New Jersey State Turnpike Authority Revenue Refunding,
                           (Escrowed to Maturity with U.S. Government Securities),
                           10.375% due 1/1/03(c)                                           2,669,356
                         Port Authority of New York & New Jersey:
   1,500,000  AA-          67th Series, 6.875% due 1/1/25                                  1,599,375

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

     FACE
    AMOUNT  RATING                      SECURITY                                            VALUE
====================================================================================================
Transportation -- 9.3% (continued)
 $ 3,000,000  AAA          MBIA-Insured, 5.875% due 10/15/27                             $ 3,022,500
   2,000,000  AAA          Special Obligation Revenue, 96th Series, FGIC-Insured,
                             6.600% due 10/1/23(b)                                         2,145,000
   3,500,000  NR           Special Obligation Revenue, 5th Installment,
                             6.750% due 10/1/19(b)                                         3,526,250
   1,500,000  A          Puerto Rico Commonwealth Highway & Transportation Authority
                           Highway Revenue, Series W, 5.500% due 7/1/15                    1,468,125
----------------------------------------------------------------------------------------------------
                                                                                          19,927,656
----------------------------------------------------------------------------------------------------
Utilities -- 14.4%
     700,000  Baa1*      Beachwood Sewer Authority Revenue, Junior Lien,
                           6.500% 12/1/12                                                    735,000
   1,000,000  AAA        Bordentown Sewerage Authority Revenue, Series C,
                           MBIA-Insured, 6.900% due 12/1/16                                1,080,000
   2,500,000  AAA        Camden County Municipals Utilities Authority, Sewer Revenue,
                           FGIC-Insured, 5.125% due 7/15/17                                2,331,250
     500,000  AAA        Essex County Utilities Authority, Solid Waste Revenue,
                           FSA-Insured, 5.600% due 4/1/16                                    496,250
                         Gloucester County Utilities Authority, Sewer Revenue:
   1,000,000  AA-          6.500% due 1/1/21                                               1,042,500
     900,000  AA-          6.250% due 1/1/24                                                 940,500
   1,700,000  AAA        Jersey City Sewer Authority, AMBAC-Insured,
                           6.2500% due 1/1/14                                              1,844,500
   1,385,000  AAA        Kearney Municipal Utilities Authority Revenue, FGIC-Insured,
                           7.300% due 11/15/18                                             1,717,400
   1,500,000  AAA        Lower Township Municipal Utilities Authority, MBIA-Insured,
                           6.125% due 12/1/13                                              1,556,250
                         Middlesex County Utilities Authority, Sewer Revenue Refunding,
                           Series A:
   1,250,000  AAA            FGIC-Insured, 5.375% due 9/15/15                              1,210,938
   1,000,000  AAA            MBIA-Insured, (Inverse Floating Rate Security Convertible
                               to 6.250% on 8/15/97), 7.600% due 8/15/10(e)                1,090,000
   1,000,000  AAA        Monmouth County Improvement Authority Revenue,
                           5.500% due 7/15/15                                                976,250
     500,000  AAA        Monroe Township Municipal Utilities Authority, Gloucester
                           County Revenue, AMBAC-Insured, 6.650% due 7/1/11                  542,500
                         New Jersey EDA:
   1,000,000  AAA          Natural Gas Facilities Revenue, Series A, AMBAC-Insured,
                             6.250% due 8/1/24                                             1,036,250
     750,000  A            Water Facilities Revenue, Hackensack Water, Series D,
                             7.000% due 10/1/17(b)                                           769,687
   1,960,000  AAA        North Bergen Township Municipal Utilities Authority,
                           Sewer Revenue, FGIC-Insured, 7.875% due 12/15/09                2,445,100
                         North Jersey District Water Supply Commission Refunding,
                           (Wanaque North Project), Series A, MBIA-Insured:
   2,500,000  AAA            6.000% due 7/1/21                                               2,556,250
   1,195,000  AAA            6.500% due 11/15/21                                             1,281,638

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1996
--------------------------------------------------------------------------------

     FACE
    AMOUNT  RATING                      SECURITY                                            VALUE
====================================================================================================
Utilities -- 14.4% (continued)
$    750,000  AAA        Old Bridge Township Municipal Utilities Authority Revenue,
                           FGIC-Insured, 6.400% due 11/1/09                              $   806,250
   2,500,000  AA         Somerset/Raritan Valley Sewer Authority Revenue,
                           6.750% due 7/1/10                                               2,675,000
   1,000,000  AAA        Southeast Morris County Municipal Utilities Authority,
                           Water Revenue, Series A, FGIC-Insured, 6.500% due 1/1/11        1,066,250
   1,500,000  AAA        Stafford Municipal Utilities Authority, Sewer and Water
                           Revenue, FGIC-Insured, 6.125% due 12/1/22                       1,541,250
   1,035,000  A-         Union County Utilities Authority, Solid Waste Revenue,
                           Series A, 7.200% due 6/15/14(b)                                 1,053,112
----------------------------------------------------------------------------------------------------
                                                                                          30,794,125
----------------------------------------------------------------------------------------------------
Water & Sewer -- 1.8%
                         New Jersey EDA:
   1,610,000  AAA          Middlesex County Water Revenue, MBIA-Insured,
                             5.250% due 2/1/29                                             1,503,339
     345,000  A*           Pennsville Authority Sewer Revenue, 7.100% due 11/1/20            374,756
   1,000,000  NR           Water Facilities Revenue, Series 1991, (New Jersey
                             American Water Company Inc. Project),
                             7.400% due 11/1/01(b)                                         1,063,750
     100,000  AAA        Passaic Valley Sewer Commission Revenue, Water Supply
                           Revenue, Series A, FGIC-Insured, 6.400% due 12/15/22              105,250
     750,000  AAA        South Monmouth Regional Sewer Authority, MBIA-Insured,
                           6.000% due 1/15/14                                                777,187
----------------------------------------------------------------------------------------------------
                                                                                           3,824,282
----------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $205,949,096**)                                       $214,394,815
====================================================================================================

(a) Pre-Refunded bonds escrowed by U.S. Government securities and bonds escrowed to maturity with U.S. Government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(b) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(c)  Security segregated by Custodian for open purchase commitment.
(d) Variable rate obligation payable upon demand at any time on no more than seven business day's notice.
(e) Residual interest bonds-coupon varies inversely with level of short-term tax-exempt interest rates.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 16 and 17 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Rating Services ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB      -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Ba", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba      -- Bonds that are rated "Ba" are judged to have speculative elements;
           their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.
P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------

ABAG      --    Association of Bay Area Governments
AIG       --    American International Guaranty
AMBAC     --    American Municipal Bond Assurance Corporation
BIG       --    Bond Investors Guaranty
CGIC      --    Capital Guaranty Insurance Company
COP       --    Certificate of Participation
EDA       --    Economic Development Authority
EDR       --    Economic Development Revenue
FAIRS     --    Floating Adjustable Interest Rate Securities
FGIC      --    Financial Guaranty Insurance Company
FHA       --    Federal Housing Administration
FHLMC     --    Federal Home Loan Mortgage Corporation
FNMA      --    Federal National Mortgage Association
FSA       --    Federal Savings Association
GIC       --    Guaranteed Investment Contract
GNMA      --    Government National Mortgage Association
GO        --    General Obligation Bonds
HFA       --    Housing Finance Authority
IDA       --    Industrial Development Authority
IDB       --    Industrial Development Board
IDR       --    Industrial Development Revenue
INFLOS    --    Inverse Floaters
LOC       --    Letter of Credit
MBIA      --    Municipal Bond Investors Assurance Corporation
MVRICS    --    Municipal Variable Rate Inverse Coupon Security
PCR       --    Pollution Control Revenue
RIBS      --    Residual Interest Bonds
VA        --    Veterans Administration
VRDD      --    Variable Rate Daily Demand
VRWE      --    Variable Rate Wednesday Demand

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)               September 30, 1996
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost--$205,949,096                           $214,394,815
  Cash                                                                      20,861
  Receivable for Fund shares sold                                           53,500
  Receivable for securities sold                                           135,596
  Interest receivable                                                    3,775,719
----------------------------------------------------------------------------------
  Total Assets                                                         218,380,491
----------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                       1,019,011
  Investment advisory fees payable                                          54,429
  Administration fees payable                                               36,286
  Distribution fees payable                                                 25,588
  Accrued expenses                                                          35,656
----------------------------------------------------------------------------------
  Total Liabilities                                                      1,170,970
----------------------------------------------------------------------------------
Total Net Assets                                                      $217,209,521
==================================================================================
NET ASSETS:
  Par value of capital shares                                         $     16,789
  Capital paid in excess of par value                                  210,413,304
  Undistributed net investment income                                      124,991
  Accumulated net realized loss from security transactions              (1,791,282)
  Net unrealized appreciation of investments                             8,445,719
----------------------------------------------------------------------------------
Total Net Assets                                                      $217,209,521
==================================================================================
Shares Outstanding:
  Class A                                                               11,531,404
  --------------------------------------------------------------------------------
  Class B                                                                4,913,898
  --------------------------------------------------------------------------------
  Class C                                                                  343,657
  --------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                            $12.94
  --------------------------------------------------------------------------------
  Class B *                                                                 $12.94
  --------------------------------------------------------------------------------
  Class C **                                                                $12.93
  --------------------------------------------------------------------------------
Class A Maximium Public Offering Price Per Share
  (net asset value plus 4.17% of net asset value per share)                 $13.48
==================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 4).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1996

INVESTMENT INCOME:
  Interest                                                               $ 6,808,058
------------------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 4)                                                 332,105
  Investment advisory fees (Note 4)                                          326,458
  Administration fees (Note 4)                                               217,639
  Shareholder and system servicing fees                                       39,142
  Shareholder communications                                                  25,069
  Audit and legal                                                             20,958
  Registration fees                                                           15,041
  Pricing service fees                                                        11,372
  Directors' fees                                                              6,568
  Custody                                                                      4,353
  Other                                                                        4,009
------------------------------------------------------------------------------------
  Total Expenses                                                           1,002,714
------------------------------------------------------------------------------------
Net Investment Income                                                      5,805,344
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 5):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                                   36,088,001
    Cost of securities sold                                               35,482,428
------------------------------------------------------------------------------------
  Net Realized Gain                                                          605,573
------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period                                                    8,395,854
    End of period                                                          8,445,719
------------------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                                     49,865
------------------------------------------------------------------------------------
Net Gain on Investments                                                      655,438
------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                   $ 6,460,782
====================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1996 (unaudited) and the Year Ended March 31, 1996

                                                                        September 30           March 31
=======================================================================================================
OPERATIONS:
      Net investment income                                              $ 5,805,344       $  9,624,601
      Net realized gain                                                      605,573          1,429,693
      Increase in net unrealized appreciation                                 49,865            380,803
-------------------------------------------------------------------------------------------------------
      Increase in Net Assets From Operations                               6,460,782         11,435,097
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
      Net investment income                                               (5,605,076)        (9,588,581)
-------------------------------------------------------------------------------------------------------
      Decrease in Net Assets From
         Distributions to Shareholders                                    (5,605,076)        (9,588,581)
-------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
      Net proceeds from sale of shares                                     8,145,195         17,834,164
      Net asset value of shares issued in connection with
         the transfer of the Smith Barney Muni Funds --
         New Jersey Portfolio's net assets (Note 8)                               --         62,810,369
      Net asset value of shares issued for reinvestment
         of dividends                                                      3,365,426          5,893,070
      Cost of shares reacquired                                          (15,930,444)       (30,112,356)
-------------------------------------------------------------------------------------------------------
      Increase (Decrease) in Net Assets From
         Fund Share Transactions                                          (4,419,823)        56,425,247
-------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                         (3,564,117)        58,271,763

NET ASSETS:
      Beginning of period                                                220,773,638        162,501,875
-------------------------------------------------------------------------------------------------------
      End of period*                                                    $217,209,521       $220,773,638
=======================================================================================================
* Includes undistributed (overdistributed)
  net investment income of:                                                 $124,991           $(75,277)
=======================================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

      1.  Significant Accounting Policies

      Smith Barney New Jersey Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates market value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At March 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated realized losses amounting to $268 has been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2.  Fund Concentration

      Since the Fund invests primarily in obligations of issuers within New Jersey, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting New Jersey.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

      3.  Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

      4.  Investment Advisory Agreement, Administration
          Agreement and Other Transactions

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. This fee is calculated daily and paid monthly.

      SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

      Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended September 30, 1996, SB received sales charges of approximately $73,000 on sales of the Fund's Class A shares.

      There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the six months ended September 30, 1996, CDSCs paid to SB were approximately:

                                                         Class B       Class C
================================================================================
 CDSCs                                                   $80,000       $1,000
================================================================================

      Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets for each class, respectively. For the six months ended September 30, 1996, total Distribution Plan fees incurred were:

                                            Class A      Class B       Class C
================================================================================
 Distribution Plan Fees                    $112,866     $205,257       $13,982
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

      All officers and one Director of the Fund are employees of SB.

     5.  Investments

      During the six months ended September 30, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:
===============================================================================
Purchases                                                          $30,988,939
-------------------------------------------------------------------------------
Sales                                                               36,088,001
===============================================================================

      At September 30, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:
===============================================================================
Gross unrealized appreciation                                       $9,411,368*
Gross unrealized depreciation                                         (965,649)*
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $8,445,719*
===============================================================================
*Substantially the same for Federal income tax purposes.

      6.  Capital Loss Carryforward

      At March 31, 1996, the Fund had, for Federal tax purposes, approximately $2,397,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                                                         2002            2003
===============================================================================
Carryforward Amounts                                   $629,000     $1,768,000
===============================================================================

      7.  Capital Shares

      As of September 30, 1996, the Fund had 100 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

      At September 30, 1996, total paid-in capital amounted to the following for each class:

                                Class A             Class B           Class C
===============================================================================
 Total Paid-in Capital       $140,996,332         $64,911,852       $4,521,909
===============================================================================

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

      Transactions in shares of each class were as follows:

                                          Six Months Ended                    Year Ended
                                         September 30, 1996                 March 31, 1996
                                     ------------------------          --------------------------
                                      Shares          Amount              Shares         Amount
=================================================================================================
Class A
Shares sold                          300,290      $  3,853,185           599,655      $ 7,845,574
Net asset value of shares
    issued in connection
    with the transfer of the
    New Jersey Portfolio's
    net assets (Note 8)                   --                --         4,320,421       57,233,493
Shares issued on
    reinvestment                     179,921         2,307,382           304,318        3,936,961
Shares redeemed                     (877,401)      (11,239,142)       (1,770,314)     (23,106,072)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease)             (397,190)    $  (5,078,575)        3,454,080      $45,909,956
=================================================================================================
Class B
Shares sold                          280,167      $  3,596,193           736,489      $ 9,548,116
Net asset value of shares
    issued in connection
    with the transfer of the
    New Jersey Portfolio's
    net assets (Note 8)                   --                --           163,375        2,164,960
Shares issued on
    reinvestment                      76,979           987,328           147,425        1,905,056
Shares redeemed                     (353,601)       (4,535,967)         (521,676)      (6,758,534)
--------------------------------------------------------------------------------------------------
Net Increase                           3,545          $ 47,554           525,613      $ 6,859,598
==================================================================================================
Class C
Shares sold                           54,321         $ 695,817            33,600       $  440,474
Net asset value of shares
    issued in connection
    with the transfer of the
    New Jersey Portfolio's
    net assets (Note 8)                   --                --           257,534        3,411,916
Shares issued on
    reinvestment                       5,514            70,716             3,911           51,053
Shares redeemed                      (12,112)         (155,335)          (18,777)        (247,750)
--------------------------------------------------------------------------------------------------
Net Increase                          47,723         $ 611,198           276,268      $ 3,655,693
==================================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

      8.  Transfer of Net Assets

      On December 8, 1995, the Fund acquired the assets and certain liabilities of the Smith Barney Muni Funds--New Jersey Portfolio ("New Jersey Portfolio") pursuant to a plan of reorganization approved by Smith Barney New Jersey Municipals Fund Inc. shareholders on December 1, 1995. Total shares issued by the Fund and the total net assets of New Jersey Portfolio and the Fund on the date of the transfer were as follows:

                                               Total Net
                                Shares         Assets of         Total Net
                               Issued by       Acquired          Assets of
 Acquired Portfolio            the Fund        Portfolio         the Fund
================================================================================
 New Jersey Portfolio          4,741,330      $62,810,369      $168,346,376
================================================================================

      The total net assets of New Jersey Portfolio before acquisition included unrealized appreciation of $4,397,508 and a net realized loss of $629,684. The total net assets of the Fund immediately after the transfer were $231,156,745. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


Class A Shares                                1996(1)         1996         1995         1994         1993         1992
=======================================================================================================================
Net Asset Value,
    Beginning of Period                        $12.88       $12.62       $12.55       $13.16       $12.44       $12.17
-----------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income(2)                     0.35         0.70         0.70         0.70         0.75         0.77
    Net realized and unrealized
       gain (loss)                               0.05         0.26         0.07        (0.46)        0.87         0.44
-----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                     0.40         0.96         0.77         0.24         1.62         1.21
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                       (0.34)       (0.70)       (0.70)       (0.69)       (0.75)       (0.77)
    Overdistribution of net
       investment income                           --           --           --        (0.01)          --           --
    Net realized gains                             --           --        (0.00)*      (0.15)       (0.14)       (0.13)
    Capital                                        --           --           --        (0.00)*      (0.01)       (0.04)
-----------------------------------------------------------------------------------------------------------------------
 Total Distributions                            (0.34)       (0.70)       (0.70)       (0.85)       (0.90)       (0.94)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value,
    End of Period                              $12.94       $12.88       $12.62       $12.55       $13.16       $12.44
-----------------------------------------------------------------------------------------------------------------------
Total Return                                     3.17%+++     7.77%        6.37%        1.66%       13.49%       10.22%
-----------------------------------------------------------------------------------------------------------------------
Net Assets,
    End of Period (000s)                     $149,191     $153,690     $106,919     $119,913     $115,694      $92,797
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net
    Assets:
    Expenses(2)(3)                               0.76%+       0.84%        0.88%        0.83%        0.74%        0.67%
    Net investment income                        5.49+        5.41         5.61         5.17         5.76         6.18
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            14%          22%          32%          32%          58%          98%
=======================================================================================================================

 (1) For the six months ended September 30, 1996 (unaudited).
 (2) The investment adviser waived all or part of its fees in the years ended March 31, 1992, March 31, 1993 and March 31, 1994. If such fees were not waived, the per share effects on net investment income and expense ratios would have been as follows:


                    Per Share Decreases to            Expense Ratios
                    Net Investment Income           Without Fee Waivers
              -------------------------------   ----------------------------
                1994       1993       1992        1994       1993      1992
               -----      -----      -----       -----      -----     -----
    Class A    $0.01      $0.02      $0.02       0.88%      0.90%     0.83%

 (3) Expense ratios exclude interest expense. Expense ratios including interest expense would have been 0.89% and 0.68% for the years ended March 31, 1995 and March 31, 1992, respectively.
   * Amount represents less than $0.01.
 +++ Total return is not annualized, as it may not be representative of the total return for the year.
   + Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

 FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


Class B Shares                               1996(1)         1996         1995         1994      1993(2)
=========================================================================================================
Net Asset Value,
     Beginning of Period                      $12.88       $12.62       $12.55       $13.16       $12.75
---------------------------------------------------------------------------------------------------------
Income From Operations:
     Net investment income(3)                   0.32         0.63         0.63         0.64         0.28
     Net realized and unrealized
        gain (loss)                             0.05         0.26         0.06        (0.47)        0.55
---------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.37         0.89         0.69         0.17         0.83
---------------------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                     (0.31)       (0.63)       (0.62)       (0.62)       (0.27)
     Overdistribution of net
        investment income                         --           --           --        (0.01)          --
     Net realized gains                           --           --        (0.00)*      (0.15)       (0.14)
     Capital                                      --           --           --        (0.00)*      (0.01)
---------------------------------------------------------------------------------------------------------
Total Distributions                            (0.31)       (0.63)       (0.62)       (0.78)       (0.42)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $12.94       $12.88       $12.62       $12.55      $ 13.16
---------------------------------------------------------------------------------------------------------
Total Return                                    2.92%+++     7.20%        5.76%        1.15%        6.60%+++
---------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $63,574      $63,272      $55,334      $48,375      $16,293
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets
     Expenses(3)(4)                             1.27%+       1.36%        1.39%        1.36%        1.33%+
---------------------------------------------------------------------------------------------------------
     Net investment income                      4.98+        4.90         5.09         4.64         5.17+
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           14%          22%          32%          32%          58%
=========================================================================================================

(1) For the six months ended September 30, 1996 (unaudited).
(2) For the period from November 6, 1992 (inception date) to March 31, 1993.
(3) The investment adviser waived all or part of its fees in the years ended March 31, 1993 and March 31, 1994. If such fees were not waived, the per share effects on net investment income and expense ratios would have been as follows:

                    Per Share Decreases to                   Expense Ratios
                    Net Investment Income                  Without Fee Waivers
                    -----------------------                -------------------
                       1994         1993                    1994         1993
                      -----        -----                   ------       ------
      Class B         $0.01        $0.01                    1.41%       1.49%+

(4) Expense ratios exclude interest expense. Expense ratio including interest expense would have been 1.40% for the year ended March 31, 1995.
  *   Amount represents less than $0.01.
 +++ Total return is not annualized, as it may not be representative of the total return for the year.
  +   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


Class C Shares                                   1996(1)        1996        1995(2)
====================================================================================
Net Asset Value, Beginning of Period               $12.88      $12.62       $11.86
------------------------------------------------------------------------------------
Income From Operations:
   Net investment income                             0.31        0.62         0.20
   Net realized and unrealized gain                  0.05        0.27         0.74
-----------------------------------------------------------------------------------
Total Income From Operations                         0.36        0.89         0.94
-----------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                            (0.31)      (0.63)       (0.18)
   Net realized gains                                  --          --        (0.00)*
-----------------------------------------------------------------------------------
Total Distributions                                 (0.31)      (0.63)       (0.18)
-----------------------------------------------------------------------------------
Net Asset Value, End of Period                     $12.93      $12.88       $12.62
-----------------------------------------------------------------------------------
Total Return                                         2.81%+++    7.17%        8.01%+++
-----------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $4,445      $3,812         $248
-----------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                          1.32%+      1.41%        1.44%+
   Net investment income                             4.93+       4.82         5.05+
-----------------------------------------------------------------------------------
Portfolio Turnover Rate                                14%         22%          32%
===================================================================================

 (1)  For the six months ended September 30, 1996 (unaudited).
 (2)  For the period from December 13, 1994 (inception date) to March 31, 1995.
  *   Amount represents less than $0.01.
 +++ Total return is not annualized, as it may not be representative of the total return for the year.
  +   Annualized.

SMITH BARNEY
NEW JERSEY
MUNICIPALS
FUND INC.


DIRECTORS
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt Dorsett
Elliot Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius Rose


OFFICERS
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Lawrence T. McDermott
Vice President
and Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
----------------------------------

A Member of Travelers Group [LOGO]

INVESTMENT ADVISER
AND ADMINISTRATOR
Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR
Smith Barney Inc.


CUSTODIAN
PNC Bank, N.A.


SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney New Jersey Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY
NEW JERSEY
MUNICIPALS FUND INC.
388 Greenwich Street
New York, New York 10013


FD0450 11/96
                                                                            29